Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interests [Abstract]
Noncontrolling interests

The following schedule discloses the effects of Net income attributable to TDS shareholders and changes in TDS’ ownership interest in U.S. Cellular on TDS’ equity for 2017, 2016 and 2015:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Net income attributable to TDS shareholders	$153	$43	$219
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from	(12)	(16)	(15)
U.S. Cellular's issuance of U.S. Cellular shares
Change in TDS’ Capital in excess of par value from	–	1	1
U.S. Cellular’s repurchase of U.S. Cellular shares
Net transfers (to) from noncontrolling interests	(12)	(15)	(14)
Change from net income attributable to TDS shareholders and	$141	$28	$205
transfers (to) from noncontrolling interests